Foreign currency exchange gain and loss	12 Months Ended
Mar. 31, 2015
Foreign currency exchange gain and loss

19.    Foreign currency exchange gain and loss:

Foreign currency exchange results (mainly arising from foreign currency borrowings) for the fiscal years ended March 31, 2013, 2014 and 2015 were gains of ¥3,250 million, ¥11,893 million and ¥96 million, respectively, and are included in “Other, net” of “Other income (expenses)” in the consolidated statements of income.